QUARTERLY FINANCIAL INFORMATION (Unaudited) (Tables)	12 Months Ended
Jan. 02, 2016
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Information

Financial information for each quarter in the fiscal years ended January 2, 2016 and December 27, 2014, is set forth below (in thousands):

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter	Fiscal Year
Fiscal year ended January 2, 2016
Net sales	$5,553,638	$5,842,547	$5,796,066	$5,935,281	$23,127,532
Cost of goods sold	4,624,574	4,849,862	4,782,971	4,856,886	19,114,293

Gross profit	929,064	992,685	1,013,095	1,078,395	4,013,239
Operating expenses	886,729	970,726	939,844	1,026,112	3,823,411
Acquisition termination fees—net	—	287,500	—	—	287,500
Interest expense—net	70,913	69,981	69,927	74,354	285,175

(Loss) income before income taxes	(28,578)	239,478	3,324	(22,071)	192,153
Income tax (benefit) provision	(35,693)	74,517	(2,063)	(12,126)	24,635

Net income (loss)	$7,115	$164,961	$5,387	$(9,945)	$167,518

Fiscal year ended December 27, 2014
Net sales	$5,456,635	$5,897,944	$5,911,490	$5,753,732	$23,019,801
Cost of goods sold	4,561,948	4,933,697	4,950,661	4,775,786	19,222,092

Gross profit	894,687	964,247	960,829	977,946	3,797,709
Operating expenses	877,570	899,926	903,640	864,317	3,545,453
Interest expense—net	73,178	73,626	71,432	70,966	289,202

(Loss) income before income taxes	(56,061)	(9,305)	(14,243)	42,663	(36,946)
Income tax provision (benefit)	9,163	9,360	22,628	(5,183)	35,968

Net (loss) income	$(65,224)	$(18,665)	$(36,871)	$47,846	$(72,914)